Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement [line items]
Unrecognized deferred tax assets	$ 42,071
Taiwan | Expiration Year 2023 To 2027
Statement [line items]
Deductible amount	101,704
Unrecognized deferred tax assets	$ 20,341
Expiration year	2023~2027
Taiwan | Expiration Year 2028 To 2032
Statement [line items]
Deductible amount	$ 90,417
Unrecognized deferred tax assets	$ 18,083
Expiration year	2028~2032
Hong Kong
Statement [line items]
Deductible amount	$ 1,815
Unrecognized deferred tax assets	$ 150
Expiration year	Indefinitely
U.S. | Expiration 2024 to Indefinitely
Statement [line items]
Deductible amount	$ 12,323
Unrecognized deferred tax assets	$ 3,497
Expiration year	2024~Indefinitely